Stockholders' Equity - Additional Information (Detail) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 28, 2023	Jun. 17, 2022	Jun. 30, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Number of days from the closing bid price of common stock		30 days
Number Of Grace Period Days Applicable To Regain Compliance		180 days		180 days
Due date declared to regain compliance		Dec. 14, 2022		Jun. 12, 2023
Class of warrant or right number of securities called by warrants or rights			8,084,925
Description of the reverse stock split arrangement	1-for-15
Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right number of securities called by warrants or rights			291,194
IPO [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock			$ 12,095,253
Net Proceeds From Issuance Of Common Stock			$ 11,896,666
Number of new stock issued during the period			3,287,062
XNCM [Member]
Class of Stock [Line Items]
Share Price		$ 1
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Dividends, preferred stock			$ 900,000
Preferred stock shares outstanding			795,878	795,878